CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Accounts receivable, amounts billed through RONG360 | ¥	¥ 4,359	¥ 0
Accounts payable, billed through related party, current | ¥	2,384	0
Accounts payable	103,782	185,904
Advances from customers	47,221	54,275
Tax payable	14,670	24,059
Accrued expenses and other current liabilities	152,521	220,866
Other non-current liabilities	¥ 13,604	¥ 19,874
Ordinary shares, shares issued (in shares)	430,463,797	430,463,797
Ordinary shares, shares outstanding (in shares)	423,677,480	423,627,480
Treasury stock (in shares)	6,786,317	6,836,317
Consolidated variable interest entity ("VIE")
Accounts payable	¥ 29,858	¥ 17,409
Advances from customers	1,670	3,845
Tax payable | ¥	13,606	19,315
Accrued expenses and other current liabilities	¥ 65,464	¥ 127,512
Class A ordinary shares
Ordinary shares, shares issued (in shares)	333,992,002	333,992,002
Ordinary shares, shares outstanding (in shares)	327,205,685	327,155,685
Class B ordinary shares
Ordinary shares, shares issued (in shares)	96,471,795	96,471,795
Ordinary shares, shares outstanding (in shares)	96,471,795	96,471,795